Consolidated Balance Sheets (Parenthetical)	Dec. 31, 2022 $ / shares shares
Common stock, par value | $ / shares	$ 0.001
Common stock, shares authorized	3,000,000,000
Common stock, shares issued	125,073,621
Common stock, shares outstanding	125,073,621
Previously Reported [Member]
Common stock, par value | $ / shares	$ 0.001
Common stock, shares authorized	4,000,000,000
Common stock, shares issued	3,877,282,251
Common stock, shares outstanding	3,877,282,251